Other Charges	12 Months Ended
Jan. 31, 2026
Other Charges
Other Charges

Note 20 - Other Charges

Other charges are comprised of acquisition-related costs, contingent consideration adjustments and restructuring initiatives which have been undertaken from time to time under various restructuring plans. Acquisition-related costs primarily include advisory services, administrative costs and retention bonuses to employees joining by way of an acquisition, and collectively relate to completed and prospective acquisitions. Contingent consideration adjustments relate to changes in anticipated acquisition earnout payment accruals primarily as a result of increases or decreases to revenue performance and forecasts. Revenue forecasts are updated on a quarterly basis and the related earnout payment accruals are updated accordingly.

The following tables shows the components of other charges as follows:

	January 31,	January 31,	January 31,
Year Ended	2026	2025	2024
Acquisition-related costs	5,591	5,803	3,697
Contingent consideration accretion and adjustments	218	707	16,334
Restructuring plans	4,620	956	1,618
	10,429	7,466	21,649

Fiscal 2025 Restructuring Plan

In the fourth quarter of fiscal 2025, management approved and began to implement the fiscal 2025 restructuring plan to reduce operating expenses and increase operating margins. To date, $0.9 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges. As of January 31, 2026, this plan is complete with no further expected charges.

	Workforce
	Reduction	Total
Balance at January 31, 2025	162	162
Accruals and adjustments	80	80
Cash draw downs	(242)	(242)
Balance at January 31, 2026	—	—

Fiscal 2026 Restructuring Plan

In the second quarter of fiscal 2026, management approved and began to implement the fiscal 2026 restructuring plan to reduce operating expenses and increase operating margins. To date, $4.6 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of workforce reduction charges, office closures and other. As of January 31, 2026, this plan is substantially complete with a nominal amount of future expected workforce reduction charges.

	Workforce	Office
	Reduction	Closures	Other	Total
Balance at January 31, 2025	—	—	—	—
Accruals and adjustments	4,222	225	58	4,505
Cash draw downs	(4,171)	(225)	(58)	(4,454)
Effect of movements in foreign exchange and other	12	—	—	12
Balance at January 31, 2026	63	—	—	63